Shareholders' Deficit - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares	Jan. 20, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 07, 2020 $ / shares shares
Class of Stock [Line Items]
Ownership percentage of issued and outstanding ordinary shares by initial shareholders	20.00%	20.00%
Ratio to be applied to the stock in the conversion	1	1
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000				500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)						0
Common shares, shares outstanding (in shares)						0
Class A ordinary shares subject to possible redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	41,400,000	41,400,000
Common shares, shares outstanding (in shares)	41,400,000	41,400,000
Class A ordinary shares subject to possible redemption, shares outstanding	41,400,000	41,400,000				0
Class A ordinary shares not subject to possible redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	0	0				0
Common shares, shares outstanding (in shares)	0	0				0
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	10,350,000	10,350,000	10,350,000			10,350,000
Common shares, shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000		10,350,000
Ownership percentage of issued and outstanding ordinary shares by initial shareholders		20.00%
Class B ordinary shares | Common Stock
Class of Stock [Line Items]
Common shares, shares issued (in shares)		41,400,000
Common shares, shares outstanding (in shares)						0
Class B ordinary shares | Sponsor
Class of Stock [Line Items]
Common shares, shares issued (in shares)					5,750,000		14,375,000
Class B ordinary shares | Sponsor | Founder Shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares							$ 0.0001
Common shares, shares outstanding (in shares)				10,350,000